Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2025-5C13 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-5C13
Amount Registered | shares	484,906,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 484,906,000
Amount of Registration Fee	$ 66,965.52
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.